UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2010

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sudyka
Title:  Managing Director
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Thomas J. Sudyka                Omaha, NE                       4/21/2010
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   $206,693


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            March 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Freeport McMoran C&G CV $6.75  CVP              35671D782     4828    41635 SH       SOLE                    29585             12050
Abbott Labs                    COM              002824100      583    11075 SH       SOLE                    10095               980
American States Water Company  COM              029899101      220     6352 SH       SOLE                     6352
Anadarko Petroleum Corp        COM              032511107     6527    89614 SH       SOLE                    74084             15530
Avery Dennison Corp            COM              053611109      711    19526 SH       SOLE                    18226              1300
BP PLC Spons ADR               COM              055622104      496     8683 SH       SOLE                     8683
Berkshire Hathaway Inc         COM              084670108     4750       39 SH       SOLE                       27                12
Berkshire Hathaway Inc Cl B    COM              084670702     5480    67425 SH       SOLE                    63225              4200
Boeing Co                      COM              097023105     7384   101695 SH       SOLE                    80995             20700
Canadian National Railway Co   COM              136375102     1062    17530 SH       SOLE                    17255               275
Cato Corp                      COM              149205106     5074   236674 SH       SOLE                   167900             68774
Cemex S.A.B. de C.V.           COM              151290889     4624   452866 SH       SOLE                   363675             89191
Chesapeake Energy Corp         COM              165167107     1077    45550 SH       SOLE                    44850               700
Chevron Corp                   COM              166764100     6806    89747 SH       SOLE                    67148             22599
Chicago Bridge & Iron          COM              167250109    10655   458062 SH       SOLE                   370837             87225
Colgate Palmolive Co           COM              194162103      786     9220 SH       SOLE                     8195              1025
Compass Minerals Int'l Inc     COM              20451N101     4183    52140 SH       SOLE                    42110             10030
Conagra Foods Inc              COM              205887102     5354   213549 SH       SOLE                   173689             39860
ConocoPhillips                 COM              20825c104     3932    76851 SH       SOLE                    73842              3009
DirectTV Class A               COM              25490A101     4891   144675 SH       SOLE                   115150             29525
Disney Co., Walt               COM              254687106     5542   158759 SH       SOLE                   128659             30100
Dominion Resources Inc         COM              25746U109     1202    29237 SH       SOLE                    28217              1020
Enerplus Resources Fund        COM              29274D604      285    12030 SH       SOLE                    12030
Exxon Mobil Corp               COM              30231G102      252     3765 SH       SOLE                     3765
Forest Labs Inc                COM              345838106     4647   148175 SH       SOLE                   118900             29275
Forest Oil Co                  COM              346091705     4955   191888 SH       SOLE                   146041             45847
Freeport McMoran Copper & Gold COM              35671D857     1243    14880 SH       SOLE                    14333               547
Gencorp Inc                    COM              368682100     3556   617360 SH       SOLE                   471360            146000
Investor's Real Estate Trust   COM              461730103     3396   376453 SH       SOLE                   332523             43930
Johnson & Johnson              COM              478160104      380     5830 SH       SOLE                     5830
Kansas City Southern Industrie COM              485170302     6967   192620 SH       SOLE                   145895             46725
L-3 Communications Hldgs, Inc  COM              502424104     2904    31695 SH       SOLE                    31305               390
Laboratory Corp of America     COM              50540R409     5750    75950 SH       SOLE                    58915             17035
Leucadia National Corp         COM              527288104     7239   291795 SH       SOLE                   235770             56025
Level 3 Communications         COM              52729N100      162   100172 SH       SOLE                    99092              1080
Lincoln Electric Holdings Inc  COM              533900106     7357   135420 SH       SOLE                   108300             27120
Nexen Inc                      COM              65334H102     7228   292500 SH       SOLE                   235905             56595
OtterTail Corporation          COM              689648103      220    10025 SH       SOLE                    10025
Patriot Coal Corp              COM              70336T104     6680   326514 SH       SOLE                   242574             83940
Peabody Energy Corp            COM              704549104     9718   212637 SH       SOLE                   173275             39362
Pfizer Inc                     COM              717081103     7674   447445 SH       SOLE                   359888             87557
Plum Creek Timber              COM              729251108     5765   148175 SH       SOLE                   117675             30500
Procter and Gamble Co          COM              742718109      281     4440 SH       SOLE                     4440
SPDR Gold Tr                   COM              78463V107     8446    77520 SH       SOLE                    61755             15765
Schlumberger Ltd               COM              806857108      211     3325 SH       SOLE                     3325
St. Joe Company                COM              790148100     4578   141510 SH       SOLE                   100685             40825
Target Corp                    COM              87612E106      226     4300 SH       SOLE                     4300
Texas Pacific Land Trust       COM              882610108     4405   157320 SH       SOLE                   122895             34425
US Bancorp                     COM              902973304     1151    44488 SH       SOLE                    44488
Vulcan Materials               COM              929160109     6504   137670 SH       SOLE                   109370             28300
Winnebago Industries           COM              974637100     2091   143149 SH       SOLE                   106350             36799
Wisconsin Energy Corp          COM              976657106      201     4075 SH       SOLE                     4075
Yamana Gold, Inc.              COM              98462Y100     3494   354755 SH       SOLE                   287580             67175
Berkshire Hathaway Inc                          084670108     2558       21 SH       SOLE                        5                21
                       Total                               206,693
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